Available-For-Sale Securities (Tables)	12 Months Ended
Sep. 30, 2019
Investments, Debt and Equity Securities [Abstract]
Interest-Bearing Investments in Available-for-Sale Securities
Available-for-sale
securities consist of the following interest-bearing investments:

	As of September 30, 2019
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Money market funds	$69,370	$—	$—	$69,370

Total(1)	$69,370	$—	$—	$69,370

(1)
Available-for-sale
securities with maturities longer than 90 days from the date of acquisition were classified as short-term interest-bearing investments and available-for-sale
securities with maturities of 90 days or less from the date of acquisition were included in cash and cash equivalents on the Company’s balance sheet. As of September 30, 2019, all the securities were classified as cash and cash equivalents.

	As of September 30, 2018
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Corporate bonds	$48,252	$—	$721	$47,531
Money market funds	30,883	—	—	30,883
U.S. government treasuries	23,656	—	398	23,258
U.S. agency securities	16,297	—	264	16,033
Asset backed obligations	9,312	—	135	9,177
Supranational and sovereign debt	4,508	—	74	4,434

Total(1)	$132,908	$—	$1,592	$131,316

(1)
Available-for-sale
securities with maturities longer than 90 days from the date of acquisition were classified as short-term interest-bearing investments and available-for-sale
securities with maturities of 90 days or less from the date of acquisition were included in cash and cash equivalents on the Company’s balance sheet. As of September 30, 2018, $100,433 of securities were classified as short-term interest-bearing investments and $30,883 of securities were classified as cash and cash equivalents.

Available-for-Sale Securities Debt Maturities Market Value	As of September 30, 2019, the Company’s available-for-sale securities had the following maturity dates:

Market Value
Due within one year	$69,370